FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed assets
Accumulated depreciation	$ 444	$ 341
Fixed assets	228	163
Cost
Fixed assets
Fixed assets	672	504
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	324	235
Fixed assets	210	137
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	534	372
Leasehold improvements
Fixed assets
Accumulated depreciation	120	106
Fixed assets	18	26
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 138	$ 132